Business Combination - Additional Information (Details) ¥ in Millions	Dec. 31, 2020 CNY (¥)
Disclosure Of Business Combinations [Line Items]
Equity interests of acquirer	¥ 101
Music Content Company
Disclosure Of Business Combinations [Line Items]
Total aggregate consideration	241
Cash consideration	140
Equity interests of acquirer	¥ 101